LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Long-term Debt
Long-term debt consists of the following (in thousands):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
Senior Notes	$675,000	$—
First Lien	—	545,693
Second Lien	—	155,000

Long-term debt	675,000	700,693
Less: unamortized debt issuance costs	(10,872)	(13,422)

Long-term debt, net	664,128	687,271
Less: current maturities	—	(6,723)

Long-term debt, less current maturities	$664,128	$680,548

Schedule of Long-term Debt Maturities	Maturities of long-term debt as of December 31, 2021 are as follows (in thousands):

Years Ending December 31,	Amount
2022	$—
2023	—
2024	—
2025	—
2026	—
Thereafter	675,000

Total	$675,000